Significant accounting policies - Retained earnings impact of IFRS 16 adoption (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Significant accounting policies - Text Details (Detail) [Line Items]
Retained earnings		€ 8,266
Deferred tax assets	€ 1,865	1,828
After presentation change [Member]
Significant accounting policies - Text Details (Detail) [Line Items]
Retained earnings		8,233
Deferred tax assets		1,833
IFRS 16 [Member]
Significant accounting policies - Text Details (Detail) [Line Items]
Impact on equity		(38)
Deferred tax assets		€ 5